SCHEDULE OF BASIC AND DILUTED NET LOSS PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS (Details) - USD ($)		12 Months Ended
		Mar. 31, 2026		Mar. 31, 2025		Mar. 31, 2024
Loss per share*
Net loss		$ (4,092,427)		$ (3,376,410)		$ (4,899,006)
Less: Net loss attributable to holdback shares		(196,793)		(88,006)
Net loss attributable to the Company’s shareholders		$ (3,895,634)		$ (3,288,404)		$ (4,899,006)
Weighted average ordinary shares outstanding - Basic		8,908,040	[1]	6,080,847	[1]	4,500,000	[2]
Weighted average ordinary shares outstanding - Diluted		8,908,040	[1]	6,080,847	[1]	4,500,000	[2]
Net loss per share - Basic	[2]	$ (0.44)		$ (0.54)		$ (1.09)
Net loss per share - Diluted	[2]	$ (0.44)		$ (0.54)		$ (1.09)

[1]	Excluding 450,000 holdback shares subject to surrender and forfeiture.
[2]	Retroactively restated to reflect the reverse recapitalization as described in Note 4.